Intangible assets - Schedule of intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	$ 9,991	$ 10,200
Exploration expenditure written off	767	746	$ 385
Intangible assets, end of period	9,646	9,991	10,200
Carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	23,181	22,786
Exchange adjustments	(171)	144
Acquisitions	351	130
Revaluation increase (decrease), intangible assets other than goodwill	0	(394)
Additions	2,636	1,880
Transfers to property, plant and equipment	(391)	(171)
Decrease through classified as held for sale, intangible assets other than goodwill	(386)	(6)
Deletions and disposals	1,627	1,188
Intangible assets, end of period	23,593	23,181	22,786
Accumulated depreciation and amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	(13,190)	(12,586)
Exchange adjustments	97	(79)
Exploration expenditure written off	767	746
Charge for the year	831	748
Impairment losses	458	97
Reversal of impairment loss recognised in profit or loss, intangible assets other than goodwill	(2)	0
Decrease through classified as held for sale, intangible assets other than goodwill	53	3
Deletions and disposals	(1,147)	(1,063)
Intangible assets, end of period	(13,947)	(13,190)	(12,586)
Exploration and appraisal expenditure
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	4,328	4,213
Intangible assets, end of period	4,438	4,328	4,213
Exploration and appraisal expenditure | Carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	13,075	12,571
Exchange adjustments	0	0
Acquisitions	0	0
Revaluation increase (decrease), intangible assets other than goodwill	0	0
Additions	1,539	1,058
Transfers to property, plant and equipment	(391)	(171)
Decrease through classified as held for sale, intangible assets other than goodwill	(1)	0
Deletions and disposals	1,169	383
Intangible assets, end of period	13,053	13,075	12,571
Exploration and appraisal expenditure | Accumulated depreciation and amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	(8,747)	(8,358)
Exchange adjustments	0	0
Exploration expenditure written off	767	746
Charge for the year	0	0
Impairment losses	6	20
Reversal of impairment loss recognised in profit or loss, intangible assets other than goodwill	(2)	0
Decrease through classified as held for sale, intangible assets other than goodwill	0	0
Deletions and disposals	(903)	(377)
Intangible assets, end of period	(8,615)	(8,747)	(8,358)
Biogas rights agreements
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	2,884	3,398
Intangible assets, end of period	2,433	2,884	3,398
Biogas rights agreements | Carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	2,989	3,398
Exchange adjustments	0	0
Acquisitions	0	0
Revaluation increase (decrease), intangible assets other than goodwill	0	(394)
Additions	193	23
Transfers to property, plant and equipment	0	0
Decrease through classified as held for sale, intangible assets other than goodwill	0	0
Deletions and disposals	192	38
Intangible assets, end of period	2,990	2,989	3,398
Biogas rights agreements | Accumulated depreciation and amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	(105)	0
Exchange adjustments	0	0
Exploration expenditure written off	0	0
Charge for the year	114	106
Impairment losses	344	0
Reversal of impairment loss recognised in profit or loss, intangible assets other than goodwill	0	0
Decrease through classified as held for sale, intangible assets other than goodwill	0	0
Deletions and disposals	(6)	(1)
Intangible assets, end of period	(557)	(105)	0
Other intangibles
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	2,779	2,589
Intangible assets, end of period	2,775	2,779	2,589
Other intangibles | Carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	7,117	6,817
Exchange adjustments	(171)	144
Acquisitions	351	130
Revaluation increase (decrease), intangible assets other than goodwill	0	0
Additions	904	799
Transfers to property, plant and equipment	0	0
Decrease through classified as held for sale, intangible assets other than goodwill	(385)	(6)
Deletions and disposals	266	767
Intangible assets, end of period	7,550	7,117	6,817
Other intangibles | Accumulated depreciation and amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	(4,338)	(4,228)
Exchange adjustments	97	(79)
Exploration expenditure written off	0	0
Charge for the year	717	642
Impairment losses	108	77
Reversal of impairment loss recognised in profit or loss, intangible assets other than goodwill	0	0
Decrease through classified as held for sale, intangible assets other than goodwill	53	3
Deletions and disposals	(238)	(685)
Intangible assets, end of period	$ (4,775)	$ (4,338)	$ (4,228)